EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 21 — EMPLOYEE BENEFITS

Total assets and liabilities of all types of employee benefits granted by the Company and its subsidiaries as of December 31, 2020 are as follows:

	2020	2019
Plan assets - Defined contribution pension plan	39,196	45,381
Total assets	39,196	45,381
Actuarial liabilities - Defined benefit pension plan	1,441,592	1,138,592
Acturial liabilities - Post-employment health care benefit	362,944	298,989
Retirement and termination benefit liabilities	56,903	32,863
Total liabilities	1,861,439	1,470,444
Current	208	495
Non-current	1,861,231	1,469,949

a) Post-employment defined benefit pension plan

The Company’s Canadian and US subsidiaries sponsor defined benefit plans (Canadian Plan and American Plan), collectively referred to as the North American Plans, that cover substantially all their employees and provide supplemental benefits to employees during retirement.

Additionally, the Company and its subsidiaries in Brazil sponsored a defined benefit pension plan (Brazilian plans), which are managed through Gerdau - Sociedade de Previdência Privada, a closed supplementary pension entity. In 2010, it was approved the settlement of a defined benefit plan, in which the participants had the rights for the benefit settled. All participants of those plans, which are now settled, were able to: (i) choose to adhere to a new defined contribution plan, when it was authorized to transfer the amount related to the individual mathematical reserve from the settled plan for the new plan and add amounts to this reserve through future contributions and sponsors, plus the resources profitability; or (ii) do not transfer the reserve and maintain the benefit settled in the defined benefit plan, adjusted by the INPC (National Index of Consumer Prices).

The assumptions adopted for pension plans can have a significant effect on the amounts disclosed and recorded for these plans. Due to the migration process and the closing of the Brazilian pension plans in 2010, the Company is not calculating the potential effects of changes in discount rates and expected return rate on assets for these plans. The potential effects of changes to the North American Plans on the Consolidated Statement of Income are presented below:

	1% Increase	1% Decrease
Discount rate	(17,965)	12,482

The accumulated amount recognized in other Comprehensive Income for employee benefits is R$ (1,173,010) as of December 31, 2020 (R$ (1,120,938) as of December 31, 2019).

Defined Benefit Pension Plan

The current expenses of the defined benefit pension plans are as follows:

	2020	2019	2018
Cost of current service	69,323	54,518	60,803
Interest expense	191,326	189,544	82,513
Return on plan assets	(156,475)	(163,148)	(59,692)
Past service cost	3,967	2,302	7,065
Settlement	(11,609)	(4,712)	3,220
Interest cost on unrecoverable surplus	7,413	16,247	20,023
Net pension cost	103,945	94,751	113,932

The reconciliations of assets and liabilities of the plans are as follows:

	2020	2019
Present value of defined benefit obligation	(5,921,285)	(4,601,965)
Fair value of plan assets	4,652,000	3,656,891
Asset ceiling restrictions on recognition of net funded assets	(172,307)	(193,517)
Net	(1,441,592)	(1,138,591)
Defined benefit obligation	(1,441,592)	(1,138,591)

Changes in plan assets and actuarial liabilities were as follows:

	2020	2019	2018
Variation of the plan obligations
Obligation at the begining of the year	4,601,965	4,391,251	4,314,592
Cost of service	69,323	54,518	60,803
Interest expense	191,326	189,544	188,729
Payments of the benefits	(434,650)	(309,817)	(318,198)
Past service cost	3,967	2,302	7,065
Supplementary amounts of the plan	-	-	17,078
Settlement	(190,948)	(498,493)	(61,369)
Acturial remeasurements	467,106	546,911	(370,083)
Exchange Variance	1,213,196	225,749	552,634
Obligation at the end of the year	5,921,285	4,601,965	4,391,251

	2020	2019	2018
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,656,891	3,568,934	3,456,613
Return of the plan assets	156,475	163,148	165,908
Contributions from sponsors	224,979	162,650	197,828
Settlement	(179,339)	(493,781)	(64,868)
Payments of benefits	(434,650)	(309,817)	(318,198)
Remeasurement	334,675	386,767	(253,301)
Exchange Variance	892,969	178,990	384,952
Fair value of plan assets at the end of the year	4,652,000	3,656,891	3,568,934

The fair value of plan assets includes shares of the Company in the amount of R$ 8,745 as of December 31, 2020 (R$ 10,221 as of December 31, 2019).

Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income are as follows:

	2020	2019	2018
Remeasurements	(334,675)	(386,767)	253,301
Actuarial Remeasurements	467,106	546,911	(370,083)
Restriction recognized in Other Comprehensive Income	(42,317)	(94,198)	(43,197)
Remeasurements recognized in Other Comprehensive Income	90,114	65,946	(159,979)

The historical actuarial remeasurements are as follows:

	2020	2019	2018	2017	2016
Present value of defined benefit obligation	(5,921,285)	(4,601,965)	(4,391,251)	(4,314,592)	(4,174,653)
Fair value of the plan assets	4,652,000	3,656,891	3,568,934	3,456,613	3,292,890
Surplus (Deficit)	(1,269,285)	(945,074)	(822,317)	(857,979)	(881,763)
Experience adjustments on plan liabilities (Gain)	467,106	546,911	(370,083)	235,549	186,905
Experience adjustments on plan assets (Gain)	(334,675)	(386,767)	253,301	(232,214)	(109,153)

Actuarial remeasurements are recognized in the period in which they occur and are recorded directly in comprehensive income.

The allocations for plan assets are presented below:

	2020
	Brazilian Plans	American Plans
Fixed income	99.1%	46.6%
Variable income	-	47.1%
Others	0.9%	6.3%
Total	100.0%	100.0%

	2019
	Brazilian Plans	American Plans
Fixed income	98.0%	54.9%
Variable income	-	42.2%
Others	2.0%	2.9%
Total	100.0%	100.0%

The investment strategy for the Brazilian Plan is based on a long-term macroeconomic scenario. This scenario assumes a reduction in Brazil’s sovereign risk, moderate economic growth, stable levels of inflation, exchange rates and moderate interest rates.

The Canadian and American subsidiaries have an Investment Committee that defines the investment policy for the defined benefit plans. The primary investment objective is to ensure the security of benefits that were accrued under the plans, providing an adequately funded asset pool which is separated and independent of the Company. To reach this objective, the fund must invest in a manner that adheres to safeguards and diversification to which a prudent investor of pension funds would normally adhere. These subsidiaries retain specialized consultants that advice and support Investment Committee decisions and recommendations.

The asset mix policy considers the principles of diversification and long-term investment goals, as well as liquidity requirements. To do this, the target allocation ranges between 50% in shares, 40% in debt securities and 10% in alternative securities, and for Brazilian Plan it is close to 100% in fixed income.

The tables below show a summary of the assumptions used to calculate the defined benefit plans in 2020 and 2019, respectively:

	2020
	Brazilian Plan	North America Plan
Average discount rate	6.56%	2.25% - 2.50%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2020
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2020
Rate of rotation	Null	Based on age and/or the service

	2019
	Brazilian Plan	North America Plan
Average discount rate	7.16%	3.00% - 3.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2019
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2019
Rate of rotation	Null	Based on age and/or the service

b) Post-employment defined contribution pension plan

The Company and its subsidiaries in Brazil, in the United States and in Canada maintain a defined contribution plan to which contributions are made by the sponsor in proportion to the contributions made by its participating employees. The total cost of these plans was R$ 133,963 in 2020 (R$ 118,283 in 2019).

c) Post-employment health care benefit plan

The North American plans include, in addition to pension benefits, specific health care benefits for employees who retire after a certain age and with a certain number of years of service. The Americans and Canadian subsidiaries have the right to change or eliminate these benefits, and the contributions are actuarially calculated.

The net periodic costs of post-employment health care benefits are as follows:

	2020	2019	2018
Current service cost	4,964	3,302	4,144
Interest expense	11,311	10,656	11,082
Past service cost	(660)	(2,717)	(40,740)
Net cost pension benefit	15,615	11,241	(25,514)

The funded status of the post-employment health benefits plans is as follows:

	2020	2019
Present value of obligations	(362,944)	(298,989)
Total net liabilities	(362,944)	(298,989)

Changes in plan assets and actuarial liabilities were as follows:

	2020	2019	2018
Change in benefit obligation
Benefit obligation at beginning of the year	298,989	272,959	316,364
Cost of service	4,964	3,302	4,144
Interest expense	11,311	10,656	11,082
Past service cost	(660)	(2,717)	(40,740)
Contributions from participants	2,349	2,088	1,496
Payment of benefits	(20,870)	(15,331)	(18,655)
Remeasurements	(23,533)	11,202	(40,841)
Exchange variations	90,394	16,830	40,109
Benefit obligation at the end of the year	362,944	298,989	272,959

	2020	2019	2018
Change in plan assets
Contributions from sponsors	19,150	13,243	17,159
Contributions from participants	2,349	2,088	1,496
Payments of benefits	(21,499)	(15,331)	(18,655)
Fair value of plan assets at end of the year	-	-	-

The historical actuarial gains and losses of the plans are as follows:

	2020	2019	2018	2017	2016
Present value of defined benefit obligation	(362,944)	(298,989)	(272,959)	(316,364)	(305,447)
Deficit	(362,944)	(298,989)	(272,959)	(316,364)	(305,447)
Experience adjustments on plan liabilities	(23,533)	11,202	(40,841)	(14,452)	(3,673)

The amounts recognized as actuarial gains and losses in other comprehensive income are as follows:

	2020	2019	2018
Losses / Gains on actuarial obligation	(23,533)	11,202	(40,841)
Actuarial losses recognized in Equity	(23,533)	11,202	(40,841)

The accounting assumptions adopted for post-employment health benefits are as follows:

	2020	2019
Average discount rate	2.25% - 2.50%	3.00% - 3.25%
Health treatment - rate assumed next year	6.10% - 6.50%	5.80% - 6.70%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	4.00% - 4.40%	4.00% - 4.40%

The assumptions adopted for post-employment health benefits have a significant effect on the amounts disclosed and recorded for post-employment health benefits plans. The change of one-point percentage on discount rates would have the following effects:

	1% Increase	1% Decrease
Effect over total service costs and interest costs	2,739	(2,171)
Effect over benefit plan obligations	43,331	(34,975)

d) Other retirement and termination benefits

The benefits of this plan provide a compensation supplement up to retirement date, cost of living allowance, and other benefits as a result of termination and retirement of the employees. The Company estimates that the total obligation for these benefits was R$ 56,901 as of December 31, 2020 (R$ 32,863 as of December 31, 2019).